Average Annual Total Returns{- Fidelity Small Cap Value Fund} - 07.31 Fidelity Small Cap Growth Fund & Fidelity Small Cap Value Fund Retail Combo PRO-10 - Fidelity Small Cap Value Fund	Fidelity Small Cap Value Fund Return Before Taxes Past 1 year	Fidelity Small Cap Value Fund Return Before Taxes Past 5 years	Fidelity Small Cap Value Fund Return Before Taxes Past 10 years	Fidelity Small Cap Value Fund After Taxes on Distributions Past 1 year	Fidelity Small Cap Value Fund After Taxes on Distributions Past 5 years	Fidelity Small Cap Value Fund After Taxes on Distributions Past 10 years	Fidelity Small Cap Value Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Small Cap Value Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Small Cap Value Fund After Taxes on Distributions and Sales Past 10 years	RS015 Past 1 year	RS015 Past 5 years	RS015 Past 10 years
Total	11.18%	9.22%	9.97%	11.05%	7.11%	7.90%	6.70%	7.02%	7.78%	4.63%	9.65%	8.66%